SCHEDULE OF SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Gross proceeds		$ 66,000,000
Proceeds allocated to public rights		(1,056,000)
Offering costs allocated ordinary shares subject to redemption		(4,755,805)
Remeasurement of ordinary shares subject to redemption	$ 4,752,374	7,624,825
Ordinary shares subject to possible redemption	$ 72,565,394	$ 67,813,020